COSTS AND EXPENSES BY NATURE - Schedule of gain (losses) from restructuring activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Renegotiation of fleet contracts	$ 0	$ (483,068)	$ (516,559)
Legal advice	0	(323,204)	(91,870)
Employee restructuring plan	0	(80,407)	(46,938)
Rejection of fleet contracts	0	0	(1,564,973)
Rejection of IT contracts	0	(2,586)	(26,368)
Adjustment net realizable value fleet available for sale	0	0	(73,595)
Gains resulting from the settlement of Chapter 11 claims	0	2,550,306	0
Others	0	18,893	(16,879)
Total	$ 0	$ 1,679,934	$ (2,337,182)